SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Foreign currency risk
Cash and cash equivalents	¥ 661,390	$ 103,787	¥ 1,189,620	¥ 581,281
Foreign currency risk, Renminbi ("RMB")
Foreign currency risk
Cash and cash equivalents	¥ 605,623		¥ 1,071,366